Income Taxes - Additional Information (Details) - USD ($)		6 Months Ended	12 Months Ended
	Jan. 01, 2018	Jun. 30, 2020	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2019
Net deferred tax assets			$ 0		$ 0
Valuation allowance			(37,594)		(166,790)
VELODYNE LIDAR, INC AND SUBSIDIARIES
Federal corporate income tax rate	$ 21			$ 35
Net deferred tax assets				1,900,000
U.S. federal Cash taxes paid on deemed repatriation tax				100,000
Minimum tax effect on GILTI provision			200,000
Tax expense impact on GILTI provision			0
Valuation allowance			(24,037,000)		(41,473,000)
Unrecognized tax benefits, if recognized, impact on income tax			$ 1,600,000	$ 1,300,000	1,300,000
Income tax benefit related to release of valuation allowance		$ 6,700,000
VELODYNE LIDAR, INC AND SUBSIDIARIES | Federal
Operating loss carryforwards					107,400,000
VELODYNE LIDAR, INC AND SUBSIDIARIES | Federal | Research and development
Tax credit carryforwards		2,800,000
VELODYNE LIDAR, INC AND SUBSIDIARIES | State
Operating loss carryforwards					$ 73,400,000
VELODYNE LIDAR, INC AND SUBSIDIARIES | State | Research and development
Tax credit carryforwards		3,900,000
VELODYNE LIDAR, INC AND SUBSIDIARIES | Foreign | Research and development
Tax credit carryforwards		$ 1,000,000.0